Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Legal Proceedings:

The Company is a party, as plaintiff or defendant, to some lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of its drilling units, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition either individually or in the aggregate. The Company's best estimate of the outcome of the various disputes has been reflected in the financial statements of the Company as of December 31, 2014 which is not material.

In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in US Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of its executives made materially false and misleading statements in connection with the payment of dividends.  In January 2015, a second purported shareholder class action lawsuit,  Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds.  The judge has entered an order consolidating these cases. We cannot predict the outcome of these cases, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the financial statements.

Pledged assets

The book value of assets pledged under mortgages and overdraft facilities at December 31, 2014 was $17,772 million (2013: $18,301.58 million). In addition we have $325 million of marketable securities pledged as security for certain derivative arrangements.

Purchase Commitments

At December 31, 2014, the Company had contractual commitments under sixteen newbuilding contracts totaling $5,389 million (2013: $7,683 million). The contract commitments are mainly yard installments and are for the construction of three semi-submersible rigs, eight jack-up rigs and five drillships.

Note that the newbuilding commitments include $424 million related to the Sevan Developer that are presented as a contractual obligation in the balance sheet in the line item "Other short term liabilities". Sevan Drilling and Cosco Shipyard have agreed to amend the termination rights of the construction contract and defer the delivery date for the Sevan Developer. Delivery is deferred for 12 months with mutually agreed options, exercisable at 6 month intervals, to extend the delivery date for up to a total of 36 months from October 15, 2014. The agreement will terminate at the end of each deferral period, unless the option to extend is mutually agreed by both parties. If termination should occur, Sevan is entitled to a refund of its installments less any agreed costs. Cosco will complete construction and maintain the rig at the shipyard in Qidong. Sevan will continue to market the rig as part of its fleet. Payment of the construction liability and other related costs will be deferred until delivery.

The maturity schedule for the contractual commitments as of December 31, 2014 is as follows:

(In US$ millions)	2015	2016	2017	2018	2019	2020 and thereafter	Total
Newbuildings	4,722	667	—	—	—	—	5,389

Guarantees

The Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(In US$ millions)	December 31, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	1,824	1,541
Guarantee in favor of banks (1)	1,254	970
Guarantee in favor of suppliers (1) (2)	3,898	6,321
Guarantee in favor of Variable Interest Entities	1,428	1,674
Total	8,404	10,506

(1) Within guarantees in favor of banks are guarantees provided on behalf of Archer of $370 million and EUR72 million ($92 million) (2013 200 million and EUR56 million ($77 million)). Guarantees in favor of suppliers includes guarantees on behalf of Archer of GBP 26 million ($40 million) (2013 nil). See Note 31 to the consolidated financial statements included herein.
(2) Within guarantees in favor of suppliers are guarantees provided in relation to our joint ventures Seabras Sapura Participacoes and Seabras Sapura Holdco of EUR 47 million ($60 million) and $375 million respectively (2013 EUR 47 million ($64 million) and $625 million respectively). See Note 17 to the consolidated financial statements included herein.